EMPLOYEE BENEFIT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Schedule of Employee Benefit Liabilities

	As of December 31,
	2020	2019
	U.S. dollars (in thousands)

Non- current
Accrued severance pay	2,350	1,991
Less - funds	(1,966)	(1,715)
	384	276

Current
Accrued vacation	522	279
Accrued recuperation	11	8
	533	287